UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
                                               --------------------------------

Check here if Amendment |_|; Amendment Number:
                                               -----------

 This Amendment (Check only one.):          |_| is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       DAFNA Capital Management, LLC
           -------------------------------------------------
Address:   10990 Wilshire Boulevard, Suite 1400
           -------------------------------------------------
           Los Angeles, CA 90024
           -------------------------------------------------

           -------------------------------------------------

Form 13F File Number:  28 -  12327
                             --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Mandana Hedayat, CFA
             -----------------------------------------------
Title:       CCO
             -----------------------------------------------
Phone:       (310) 724-5800
             -----------------------------------------------

Signature, Place, and Date of Signing:


    Mandana Hedayat             Los Angeles, CA                2/11/2008
------------------------    ------------------------    ------------------------
      [Signature]                [City, State]                   [Date]

Report Type (Check only one):
|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number         Name

28 -
    ----------------------   ---------------------------------------
 [Repeat as necessary.]


SEC 1685 (3-01)     Persons  who  respond  to  the   collection  of  information
                    contained in this form are not required to respond unless the form displays a currently valid OMB control number.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        ---------------------

Form 13F Information Table Entry Total: 23
                                        ---------------------

Form 13F Information Table Value Total: 106,335
                                        ---------------------
                                            (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
       No.        Form 13F File Number          Name

       1          28 - 12328                    Nathan Fischel
       --------        ---------------------    -------------------------------
       [Repeat as necessary.]


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


--------------------------------- -------- ---------- -------- --------------------- ------------------- -------------------------
          Column 1                 Column   Column    Column           Column         Column    Column            Column 8
                                      2        3         4                5              6         7
--------------------------------- -------- ---------- -------- --------------------- ------------------- -------------------------
                                                                                                              Voting Authority
--------------------------------- -------- ---------- -------- --------------------- ---------- -------- -------------------------
                                   TITLE
                                    OF                 VALUE      SHRS OR  SH/  PUT/ INVESTMENT  OTHER
      NAME OF ISSUER               CLASS     CUSIP    (x$1000)    PRN AMT  PRN  CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
--------------------------------- -------- ---------- -------- ----------- ---- ---- ---------- -------- --------- ------- -------
ARRAY BIOPHARMA INC               COM      04269X105    3,387     402,200  SH        Sole                  402,200

AVALON PHARMA INC (RESTRICTED)    COM      05346P106      325     100,000  SH        Sole                  100,000

BIODEL INC                        COM      09064M105    9,324     401,378  SH        Sole                  401,378

CARDIOME PHARMA CORP              COM      14159U202    8,062     903,761  SH        Sole                  903,761

COMBINATORX INC                   COM      20010A103      234      52,700  SH        Sole                   52,700

CYTOKINETICS INC                  COM      23282W100    5,606   1,185,289  SH        Sole                1,185,289

DISCOVERY LABORATORIES INC NEW    COM      254668106      771     358,800  SH        Sole                  358,800

DYNAVAX TECHNOLOGIES CORP         COM      268158102       81      15,800  SH        Sole                   15,800

GERON CORP                        COM      374163103    1,421     250,100  SH        Sole                  250,100

GILEAD SCIENCES INC               COM      375558103    2,095      45,540  SH        Sole                   45,540

HUMAN GENOME SCIENCES INC         COM      444903108    2,675     256,200  SH        Sole                  256,200

INTROGEN THERAPEUTICS INC         COM      46119F107    1,362     464,832  SH        Sole                  464,832

ISIS PHARMACEUTICALS INC          COM      464330109   16,114   1,023,118  SH        Sole                1,023,118

MICROMET INC                      COM      59509C105      915     444,400  SH        Sole                  444,400

MONOGRAM BIOSCIENCES INC          COM      60975U108    2,649   1,865,811  SH        Sole                1,865,811

NEURO HITECH PHARMECEUTICALS INC  COM      641244108      272      64,750  SH        Sole                   64,750

PONIARD PHARMACEUTICALS INC       COM      732449301      221      50,000  SH        Sole                   50,000

POZEN INC                         COM      73941U102   14,325   1,193,789  SH        Sole                1,193,789

RIGEL PHARMACEUTICALS INC         COM      766559603    6,975     274,696  SH        Sole                  274,696


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


SAVIENT PHARMACEUTICALS           COM      80517Q100   22,255     968,851  SH        Sole                  968,851

SEATTLE GENETICS INC              COM      812578102    2,656     232,947  SH        Sole                  232,947

SGX PHARMACEUTICALS INC           COM      78423C108    2,756     579,077  SH        Sole                  579,077

SOMAXON PHARMACEUTICALS INC       COM      834453102    1,855     355,993  SH        Sole                  355,993


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